FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF

                  THE GLOBAL X/ INTERBOLSA FTSE COLOMBIA 20 ETF



                                   Registrant
                  THE GLOBAL X/ INTERBOLSA FTSE COLOMBIA 20 ETF
                          220 Fifth Avenue, 20th Floor
                               New York, NY 100011
                                 (888) 493-8631




                                Agent For Service
                                  Bruno del Ama
                          220 Fifth Avenue, 20th Floor
                               New York, NY 100011
                                 (888) 493-8631



                       Date of Fiscal Year End: October 31





             Date of Reporting Period: July 1, 2008 to June 30, 2009

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                  THE GLOBAL X/ INTERBOLSA FTSE COLOMBIA 20 ETF


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  Proposal                                                             Proposed by   Mgt. Position    Registrant Voted
ECOPETROL S A

  Ticker: N/A            CUSIP: 279158109


 Meeting Date:  03/26/09            Meeting Type: Annual

  1     Approval of the Agenda                                         Management       For         Voted - For
  2     Appointment of the Meeting's President                         Management       For         Voted - For
  3     Appointment of the Commission in Charge of Scrutinizing
         Elections and Polling                                         Management       For         Voted - For
  4     Approval to the Amendments to the Shareholder Assembly
        Internal Rules                                                 Management       For         Voted - For
  5     Approval of Reports Presented by the Management, and the
        External Auditor and Approval of  Financial Statements         Management       For         Voted - For
  6     Approval of Proposal for Dividend Distribution                 Management       For         Voted - For
  7     Election of the External Auditor and Assignment of
        Of Remuneration                                                Management       For         Voted - For
  8     Election of the Board of Directors                             Management       For         Voted - For
  9     Authorization for Public Issuance of Non-Convertible
        Bonds                                                          Management       For         Voted - For
  10    Appointment of the Commission in Charge of Reviewing
        And Approving the Minutes of the Meeting                       Management       For         Voted - For



INTERCONEXION ELECTIRICA S A  ESP

  Ticker: N/A            CUSIP:  P562U101


 Meeting Date:  03/30/09            Meeting Type: Annual

  1     Elect the Chairperson of the Meeting                           Management       For         Voted - For
  2     Receive the report from the secretary of the meeting
        Regarding the approval of the minutes for meeting 97
        Of 31 March 2008                                               Management       For         Voted - For
  3     Elect the Committee to approve the minutes and
        returning Officers                                             Management       For         Voted - For
  4     Approve the few words from the Minister of mines and
        Energy, Dr. Hernan Mar Tinez Torres                            Management       For         Voted - For
  5     Approve the word of greeting from the Chairman of the Board
        Of Directors and reading the report from the Board
        Of Directors regarding its functioning                         Management       For         Voted - For
  6     Approve the Management report for the year 2008, Board
        Of Directors and Manager general                               Management       For         Voted - For
  7     Receive the report from the Board of Directors and
        from the Manager General regarding compliance with
        and development of the good governance code                    Management       For         Voted - For
  8     Approve the reading and consideration of the ISA and
        Consolidated financial statements to 31 December 2008          Management       For         Voted - For
  9     Approve the reading of the Auditor's Opinion                   Management       For         Voted - For

  10    Approve the ISA and consolidated financial statements to
        31 December 2008                                               Management       For         Voted - For
  11    Elect the Auditor and setting of compensation                  Management       For         Voted - For
  12    Elect the Board of Directors                                   Management       For         Voted - For
  13    Approve the allocation and distribution of profits from
        The 2008 FY to constitute the reserves and declare
        dividends                                                      Management       For         Voted - For
  14    Various                                                        Management       For         Voted - For


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                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


THE GLOBAL X/ INTERBOLSA FTSE COLOMBIA 20 ETF


\s\ Bruno del Ama

President

Date: August 27, 2009